PROPERTY AND EQUIPMENT (Schedule of Equipment) (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,836,456	$ 2,846,862	$ 2,042,609
Less: Accumulated depreciation	1,484,510	1,046,093	865,860
Property and equipment, net	2,351,946	1,800,769	1,176,749
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	84,751	79,886	82,453
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,489,176	2,513,459	1,695,604
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	33,128	33,128	32,693
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 229,401	$ 220,389	$ 231,859